Cover	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “First Amendment”) amends and restates the Current Report on Form 8-K (the “Original Form 8-K”) filed by Alzamend Neuro, Inc., a Delaware corporation (the “Company”) with the Securities and Exchange Commission (the “Commission”) on July 31, 2026. This First Amendment is filed for the purpose of amending and restating the Securities Purchase Agreement (the “Original Agreement”) dated July 31, 2026 (the “Original Execution Date”) and entered into by and between the Company and Ault Lending, LLC, a California limited liability company (the “Purchaser”) and the related transaction documents described below. Other than the foregoing, this First Amendment speaks as of the original date of the Original Form 8-K and does not reflect events that may have occurred subsequent to the date of the Original Form 8-K.
Document Period End Date	Aug. 03, 2026
Current Fiscal Year End Date	--04-30
Entity File Number	001-40483
Entity Registrant Name	ALZAMEND NEURO, INC.
Entity Central Index Key	0001677077
Entity Tax Identification Number	81-1822909
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3480 Peachtree Road NE
Entity Address, Address Line Two	Second Floor
Entity Address, Address Line Three	Suite 103
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(844)
Local Phone Number	722-6333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ALZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false